Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,087,700
Previously Paid Amount	0.00
Total Fee Amount	1,255.01
Total Offset Amount	0.00
Net Fee	1,255.01
Narrative - Max Aggregate Offering Price	$ 9,087,700
Final Prospectus	true